ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3%
	AEROSPACE & DEFENSE — 4.4%
2,009,000	RTX Corporation	3.9500	08/16/25	$ 2,004,185

	BANKING — 14.6%
923,000	Bank of America NA	5.6500	08/18/25	925,338
840,000	Citibank NA	5.8640	09/29/25	843,547
780,000	Fifth Third Bank NA	3.9500	07/28/25	778,009
625,000	JPMorgan Chase & Company	3.9000	07/15/25	624,322
250,000	JPMorgan Chase Bank NA	5.1100	12/08/26	253,753
250,000	KeyBank NA	3.3000	06/01/25	249,568
806,000	KeyBank NA	4.1500	08/08/25	804,732
819,000	Synchrony Bank	5.4000	08/22/25	819,305
101,000	Truist Financial Corporation	4.0000	05/01/25	101,000
345,000	Truist Financial Corporation	3.7000	06/05/25	344,631
581,000	Wells Fargo & Company	3.0000	04/22/26	573,340
395,000	Wells Fargo Bank NA	5.5500	08/01/25	395,699
				6,713,244
	BEVERAGES — 1.0%
444,000	Constellation Brands, Inc.	5.0000	02/02/26	443,942

	BIOTECH & PHARMA — 5.4%
89,000	Bristol-Myers Squibb Company	0.7500	11/13/25	87,351
463,000	Bristol-Myers Squibb Company	4.9500	02/20/26	465,580
163,000	Gilead Sciences, Inc.	3.6500	03/01/26	162,094
939,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	938,956
161,000	Zoetis, Inc.	4.5000	11/13/25	160,925
687,000	Zoetis, Inc.	5.4000	11/14/25	689,722
				2,504,628
	CHEMICALS — 1.1%
72,000	Sherwin-Williams Company (The)	4.2500	08/08/25	71,904
445,000	Sherwin-Williams Company (The)	3.9500	01/15/26	443,619
				515,523
	DIVERSIFIED INDUSTRIALS — 0.1%
54,000	Honeywell International, Inc.	1.3500	06/01/25	53,831

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	ELECTRIC UTILITIES — 6.9%
885,000	Dominion Energy, Inc.	3.9000	10/01/25	$ 882,571
459,000	Duke Energy Corporation	5.0000	12/08/25	460,819
252,000	Duke Energy Corporation	2.6500	09/01/26	246,150
60,000	Exelon Corporation	3.9500	06/15/25	59,923
159,000	NextEra Energy Capital Holdings, Inc.	4.4500	06/20/25	158,854
281,000	NextEra Energy Capital Holdings, Inc.	5.7490	09/01/25	281,817
253,000	NextEra Energy Capital Holdings, Inc.	4.9500	01/29/26	253,550
849,000	WEC Energy Group, Inc.	4.7500	01/09/26	849,886
				3,193,570
	ELECTRICAL EQUIPMENT — 3.2%
680,000	Hubbell, Inc.	3.3500	03/01/26	672,729
811,000	Johnson Controls International plc	3.9000	02/14/26	804,741
				1,477,470
	FOOD — 1.7%
790,000	McCormick & Company, Inc.	3.2500	11/15/25	784,230

	HOUSEHOLD PRODUCTS — 0.1%
65,000	Colgate-Palmolive Company	3.1000	08/15/25	64,738

	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
47,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	46,969
305,000	Goldman Sachs Group, Inc. (The)	3.7500	02/25/26	303,775
102,000	Goldman Sachs Group, Inc. (The)	3.8500	01/26/27	101,155
162,000	Morgan Stanley	4.0000	07/23/25	161,774
425,000	Morgan Stanley	3.8750	01/27/26	423,244
250,000	State Street Bank & Trust Company	4.5940	11/25/26	252,187
				1,289,104
	INSURANCE — 3.1%
825,000	Allstate Corporation (The)	0.7500	12/15/25	805,746
444,000	Chubb INA Holdings, Inc.	3.3500	05/03/26	439,573
21,000	Marsh & McLennan Companies, Inc.	3.7500	03/14/26	20,878
175,000	New York Life Global Funding(a)	3.6000	08/05/25	174,511
				1,440,708

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	LEISURE FACILITIES & SERVICES — 1.2%
463,000	Hyatt Hotels Corporation	4.8500	03/15/26	$ 463,156
88,000	Marriott International, Inc.	5.4500	09/15/26	88,951
				552,107
	MEDICAL EQUIPMENT & DEVICES — 0.4%
162,000	Boston Scientific Corporation	3.7500	03/01/26	161,000

	REAL ESTATE INVESTMENT TRUSTS — 3.0%
851,000	Host Hotels & Resorts, L.P.	4.0000	06/15/25	849,684
101,000	Host Hotels & Resorts, L.P.	4.5000	02/01/26	100,618
11,000	Realty Income Corporation	4.6250	11/01/25	10,996
266,000	Realty Income Corporation	5.0500	01/13/26	265,814
163,000	Realty Income Corporation	4.4500	09/15/26	162,488
				1,389,600
	RETAIL - DISCRETIONARY — 1.4%
658,000	Lowe's Companies, Inc.	4.4000	09/08/25	657,524

	SEMICONDUCTORS — 1.3%
595,000	Broadcom, Inc.	3.1500	11/15/25	590,395
10,000	Broadcom, Inc.	3.4590	09/15/26	9,874
				600,269
	SPECIALTY FINANCE — 4.2%
748,000	American Express Company	3.9500	08/01/25	746,525
692,000	Capital One Financial Corporation	4.2000	10/29/25	690,738
64,000	Penske Truck Leasing Company Lp / PTL Finance(a)	4.4500	01/29/26	63,798
332,000	Penske Truck Leasing Company Lp / PTL Finance(a)	5.7500	05/24/26	335,577
109,000	Synchrony Financial	4.8750	06/13/25	108,920
				1,945,558
	TECHNOLOGY SERVICES — 1.7%
531,000	International Business Machines Corporation	4.0000	07/27/25	530,164
269,000	International Business Machines Corporation	3.4500	02/19/26	266,923
				797,087
	TELECOMMUNICATIONS — 0.1%
34,000	AT&T, Inc.	3.8750	01/15/26	33,849

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.3% (Continued)
	TOBACCO & CANNABIS — 2.2%
1,013,000	Altria Group, Inc.	2.3500	05/06/25	$ 1,012,609

	TRANSPORTATION & LOGISTICS — 2.4%
326,000	CSX Corporation	3.3500	11/01/25	324,287
388,000	FedEx Corporation	3.2500	04/01/26	383,379
381,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	378,189
				1,085,855

	TOTAL CORPORATE BONDS (Cost $28,675,202)			28,720,631

	MUNICIPAL BONDS — 0.7%
	INCOME TAX FINANCING — 0.7%
290,000	New York City Transitional Finance Authority (Cost $289,205)	3.3500	08/01/25	289,340

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 36.7%
	U.S. TREASURY BILLS — 27.9%
1,695,000	United States Treasury Bill(b)	3.5500	05/06/25	1,694,012
2,950,000	United States Treasury Bill(b)	3.7300	05/08/25	2,947,593
2,420,000	United States Treasury Bill(b)	4.1400	05/29/25	2,412,075
90,000	United States Treasury Bill(b)	4.2300	06/24/25	89,430
900,000	United States Treasury Bill(b)	4.2100	07/01/25	893,610
2,000,000	United States Treasury Bill(b)	4.2200	07/15/25	1,982,584
1,845,000	United States Treasury Bill(b)	4.2400	07/29/25	1,825,912
1,025,000	United States Treasury Bill(b)	4.2400	08/14/25	1,012,518
				12,857,734

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.7% (Continued)
	U.S. TREASURY NOTES — 8.8%
1,075,000	United States Treasury Floating Rate Note(c)	USBMMY3M + 0.125%	4.3960	07/31/25	$ 1,075,032
1,374,000	United States Treasury Note		4.5000	03/31/26	1,380,918
1,598,000	United States Treasury Note		4.3750	07/31/26	1,608,830
					4,064,780

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,908,325)				16,922,514

	TOTAL INVESTMENTS - 99.7% (Cost $45,872,732)				$ 45,932,485
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				157,335
	NET ASSETS - 100.0%				$ 46,089,820

LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
USBMMY3M	US Treasury 3 Month Bill Money Market Yield
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $573,886 or 1.2% of net assets.
(b)	Zero coupon bond.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.